UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Amiya Capital LLP

Address:  26-28 Mount Row
          London, W1K 3SQ
          United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Mukherjee
Title:  Managing Member
Phone:  + 44 207 647 1732

Signature, Place and Date of Signing:

  /s/ Ian Mukherjee       London, United Kingdom           February 14, 2013
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  143,438
                                         (thousands)


List of Other Included Managers:

No.        Form 13F File Number      Name

(1)        028-14249                 Amiya GEO Master Fund Limited


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP    (X1000)    PRN AMT  PRN CALL   DISCRETION  MANGRS    SOLE      SHARED NONE
CLIFFS NATURAL RESOURCES INC  COM             18683K101  11,193     290,200  SH         SOLE                  290,200
FEDEX CORP                    COM             31428X106  16,372     178,500      CALL   SOLE                  178,500
FREEPORT-MCMORAN COPPER & GO  COM             35671D857  14,586     426,500  SH         SOLE                  426,500
ISHARES TR                    MSCI EMERG MKT  464287234  25,640     578,000  SH         SOLE                  578,000
LAS VEGAS SANDS CORP          COM             517834107   8,308     180,000      CALL   SOLE                  180,000
MCDONALDS CORP                COM             580135101  17,157     194,500      CALL   SOLE                  194,500
QUALCOMM INC                  COM             747525103   4,825      78,000  SH         SOLE                   78,000
SANDISK CORP                  COM             80004C101   5,177     119,000  SH         SOLE                  119,000
SCHLUMBERGER LTD              COM             806857108   4,487      64,750  SH         SOLE                   64,750
STARBUCKS CORP                COM             855244109  11,398     212,523  SH         SOLE                  212,523
VISA INC                      COM CL A        92826C839  10,641      70,200  SH         SOLE                   70,200
VMWARE INC                    CL A COM        928563402   5,893      62,600  SH         SOLE                   62,600
WYNN RESORTS LTD              COM             983134107   7,762      69,000      CALL   SOLE                   69,000





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